Supplementary Balance Sheet Information (Details) - Schedule of cash and cash equivalents and short term bank deposits - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of cash and cash equivalents and short term bank deposits [Abstract]
Cash		$ 4,182	$ 4,221
Cash equivalents			4,039
Total cash and cash equivalents		4,182	8,260
Short-term bank deposits	[1]	$ 14,071	$ 7,180

[1]	The average interest rate of short-term deposits is 0.73% and 1.27%, as of December 31, 2021 and 2020, respectively.